Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Diluted loss per share (in Dollars per share)	$ (0.04)	$ (0.02)